UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                   11/14/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $244,638
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.                                              Coatue Capital, L.L.C.
2.                                              Coatue Offshore Fund, Ltd.
3.                                              Coatue Qualified Partners, L.P.
----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE



                                                      COATUE MANAGEMENT LLC
                                                    Form 13F Information Table
COLUMN 1                            COLUMN  2      COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                               VALUE             SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS      CUSIP   (X$1000) SHARES   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

AMDOCS LTD                           ORD             G02602103   4,906    261,000 SH          Shared     1, 2, 3   0     261,000  0
AMERITRADE HLDG CORP. NEW            Common          03074K100  17,560  1,535,000 SH          Shared     1, 2, 3   0   1,535,000  0
AVANEX CORP                          Common          05348W109     349     71,998 SH          Shared     1, 2, 3   0      71,998  0
BOOKS-A-MILLION INC                  Common          098570104      45     11,000 SH          Shared     1, 2, 3   0      11,000  0
BOSTON COMMUNICATIONS GROUP          Common          100582105   5,547    554,755 SH          Shared     1, 2, 3   0     554,755  0
CAREER EDUCATION CORP                Common          141665109  14,944    329,838 SH          Shared     1, 2, 3   0     329,838  0
CENTILLIUM COMMUNICATIONS INC        Common          152319109     486     68,822 SH          Shared     1, 2, 3   0      68,822  0
CLEAR CHANNEL COMMUNICATIONS         Common          184502102   1,570     41,000 SH          Shared     1, 2, 3   0      41,000  0
CREE INC                             Common          225447101   3,566    192,583 SH          Shared     1, 2, 3   0     192,583  0
DSL.NET INC                          Common          262506108      41     76,233 SH          Shared     1, 2, 3   0      76,233  0
DUN & BRADSTREET CORP DEL NEW        Common          26483E100  15,357    369,700 SH          Shared     1, 2, 3   0     369,700  0
EBAY INC                             Common          278642103  18,827    351,000 SH          Shared     1, 2, 3   0    351,000   0
FREEMARKETS INC                      Common          356602102     988    127,076 SH          Shared     1, 2, 3   0     127,076  0
HOMESTORE INC                        Common          437852106   9,891  3,583,816 SH          Shared     1, 2, 3   0   3,583,816  0
MIDWAY GAMES INC                     Common          598148104   1,172    396,040 SH          Shared     1, 2, 3   0     396,040  0
NEOFORMA.COM INC                     Common          640475505   6,086    433,223 SH          Shared     1, 2, 3   0     433,223  0
NETEASE.COM INC                      Sponsored ADR   64110W102  24,578    440,000 SH          Shared     1, 2, 3   0     440,000  0
OPLINK COMMUNICATIONS INC            Common          68375Q106     122     48,281 SH          Shared     1, 2, 3   0      48,281  0
PRICELINE.COM INC                    Common          741503403  35,533  1,223,610 SH          Shared     1, 2, 3   0   1,223,610  0
R.H. DONNELLEY CORP                  Common          74955W307  28,606    707,900 SH          Shared     1, 2, 3   0     707,900  0
RCN CORP                             Common          749361101     672    365,264 SH          Shared     1, 2, 3   0     365,264  0
SCANSOFT INC                         Common          80603P107   1,968    468,747 SH          Shared     1, 2, 3   0     468,747  0
SCHOLASTIC CORP                      Common          807066105   1,457     50,610 SH          Shared     1, 2, 3   0      50,610  0
SKILLSOFT PLC                        Sponsored ADR   830928107   1,801    241,769 SH          Shared     1, 2, 3   0     241,769  0
SONUS NETWORKS INC                   Common          835916107     932    134,510 SH          Shared     1, 2, 3   0     134,510  0
WEBEX COMMUNICATIONS INC             Common          94767L109  24,596  1,302,805 SH          Shared     1, 2, 3   0   1,302,805  0
WEBSENSE INC                         Common          947684106  22,484  1,051,662 SH          Shared     1, 2, 3   0   1,051,662  0
ZIX CORP                             Common          98974P100     554     68,469 SH          Shared     1, 2, 3   0      68,469  0
                                                      Total:  244,638



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